Cost of sales and expenses by their nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Cost of sales and expenses by their nature
19.	Cost of sales and expenses by their nature

At the years ended at December 31, 2020, 2019 and 2018, the cost of sales and administration expenses consist of the following:

	2 0 2 0	2 0 1 9	2 0 1 8

Raw materials and consumables	$16,343,140	$16,411,788	$15,565,242
Electrical energy	2,820,667	3,303,640	2,536,387
Ferroalloys	1,617,352	2,137,671	1,973,586
Refractories	629,758	707,214	613,563
Oxygen	248,029	276,648	279,272
Electrodes	434,265	1,293,096	1,463,091
Gas and fuels	767,823	962,001	766,163
Labor	1,831,225	2,042,433	3,181,556
Operation materials	1,033,597	919,893	954,415
Depreciation and amortization	1,452,271	1,108,629	1,112,418
Maintenance	1,262,728	2,221,595	2,243,255
Other expenses	2,790,197	319,958	954,379
	$31,231,052	$31,704,566	$31,643,327

	2 0 2 0	2 0 1 9	2 0 1 8

Cost of sales	$29,211,724	$30,067,141	$30,563,315
Administrative expenses	2,019,328	1,637,425	1,080,012
	$31,231,052	$31,704,566	$31,643,327